Financial Instruments and Risk Management - Disclosure of Financial Assets (Details) - USD ($) $ in Thousands		Mar. 31, 2018	Mar. 31, 2017
Disclosure of financial assets [line items]
Financial Assets		$ 368,251	$ 391,899
Financial Assets Available-For-Sale
Disclosure of financial assets [line items]
Financial Assets		27,257	29,613
Other Financial Assets
Disclosure of financial assets [line items]
Financial Assets	[1]	$ 340,994	$ 362,286

[1]	Other financial assets include loans and receivables, excluding prepaid charges and statutory receivables, and includes cash and cash equivalents and restricted deposits held with banks.